Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Borrowings
Schedule of borrowings

	2024	2023
	£’000	£’000
Senior secured notes	334,538	332,112
Secured term loan facility	176,509	175,223
Revolving facilities	30,000	100,000
Accrued interest on senior secured notes and revolving facilities	5,574	5,961
	546,621	613,296
Less: non-current portion
Senior secured notes	334,538	332,112
Secured term loan facility	176,509	175,223
Non-current borrowings	511,047	507,335
Current borrowings	35,574	105,961